Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.

Commitments and Contingencies
a)

Various

claims, suits,

and complaints,

including those

involving government

regulations and

product
liability, arise in

the ordinary

course of

the shipping

business. In

addition, losses

may arise

from disputes
with

charterers,

agents,

insurance

and

other

claims

with

suppliers

relating

to

the

operations

of

the
Company’s

vessels.

The

Company

accrues

for

the

cost

of

environmental

and

other

liabilities

when
management becomes

aware that

a liability

is probable

and is

able to

reasonably estimate

the probable
exposure. The Company’s vessels are

covered for pollution in the

amount of $
1

billion per vessel per
incident, by the

P&I Association in

which the Company’s

vessels are entered.

In 2022, the

Company
recorded a

gain of

$
1,789

from insurance

recoveries received

from its

insurers for

claims covered

under
its insurance

policies, which

is separately

presented as

insurance recoveries

in the

accompanying 2022
consolidated statement of income.
b)

Pursuant to the sale and lease

back agreements signed between the Company

and its counterparties,
the

Company

has

purchase

obligations

amounting

to

$
50,400
,

at

the

end

of

the

lease

agreements
described in Note 9.

c)

On March

30, 2023,

the Company

entered into

a

corporate guarantee

with Nordea

under which

the
Company guarantees

the performance

by Bergen

of all

of its

obligations

under the

loan until

the maturity
of the loan

on March 30, 2028

(Note 4 (b)). The

Company considers the likelihood of

having to make
any payments under the guarantee to be remote, as the loan is also secured by an account pledge by
Bergen,

first

preferred

mortgage

on

the

vessel,

a

first

priority

general

assignment

of

the

earnings,
insurances

and

requisition

compensation

of

the

vessel,

a

charter

party

assignment,

a

partnership
interests

security

deed,

and

a

manager’s

undertaking.

Accordingly,

as

of

December

31,

2024,

the
Company

did

not

record

a

provision for

losses

under

the

guarantee

of

Bergen’s

loan

amounting to
$ 13,533

on that date.
d)

As of December 31,

2024, the Company had

total obligations under shipbuilding

contracts (Note 6), as
follows:

Period Amount
Year 1 $ -
Year 2 9,200
Year 3 36,800
Year 4 27,600
Total $ 73,600
As

of

December

31,

2024,

the

Company’s

vessels,

owned

and

chartered-in,

were

fixed

under

time
charter

agreements,

considered

operating

leases.

The

minimum

contractual

gross

charter

revenue
expected to

be generated

from fixed

and non-cancelable

time charter

contracts existing

as of

December
31, 2024 and until their expiration was as follows:

Period Amount
Year 1 $ 124,091
Year 2 17,373
Year 3 725

Total
$ 142,189